As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

225 South Lake Avenue, Suite 216

Pasadena, CA 91101

(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.

Kramer, Levin, Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 96.3%	Value

	Biofuel: 3.4%
39,800	Cosan SA Industria e Comercio	$319,401

	Efficiency: 35.4%
2,100	Acuity Brands Inc.	330,120
1,274,000	Boer Power Holdings*	102,527
8,502	Johnson Controls International PLC	297,570
6,740	Kingspan Group PLC	314,271
1,080	LG Chem Ltd.	355,862
27,975	Nibe Industrier AB - B Shares	335,232
13,236	Prysmian SpA	308,275
30,740	Ricardo PLC	338,963
4,140	Schneider Electric SE	333,108
6,400	Sensata Technologies Holding*	317,120
644,000	Wasion Group Holdings Ltd.	325,770
		3,358,818
	Geothermal: 3.4%
5,959	Ormat Technologies Inc.	322,442

	Hydro: 2.2%
9,144	Iniziative Bresciane - Inbre - SpA†	212,333

	Solar: 25.6%
5,854	Albioma SA	133,897
21,600	Canadian Solar Inc.*	313,200
1,045,400	China Singyes Solar Technologies Holdings Ltd.	361,894
10,500	Daqo New Energy Corp.*	274,155
6,800	First Solar Inc.*	329,256
26,900	Jinkosolar Holdings Co., - ADR*	289,713
50,650	SunPower Corp. - Class B*	369,745
1,174,200	Xinyi Solar Holdings Ltd.	361,484
		2,433,344
	Wind: 26.3%
2,448,000	China Datang Corp. Renewable Power Co., Ltd. - H Shares	353,362
408,000	China Longyuan Power Group Corp. - H Shares	342,938
1,285,000	China Suntien Green Energy Corp. Ltd. - H Shares	357,840
8,010,000	Concord New Energy Group Ltd.	322,309
91,167	Good Energy Group PLC†	130,116
1,084,000	Huaneng Renewables Corp. Ltd. - H Shares	322,638
11,900	TPI Composites Inc.*	339,745
4,855	Vestas Wind Systems A/S	328,358
		2,497,306

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 96.3%	Value

	Total Common Stocks	$9,143,644
	(cost $11,798,785)

	Total Investments in Securities	9,143,644
	(cost $11,798,785): 96.3%

	Other Assets less Liabilities: 3.7%	355,419

	Net Assets: 100.0%	$9,499,063

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

†	The Advisor has determined these securities to be Illiquid. As of September 30, 2018, the total market value of these illiquid securities represent 3.6% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Australia: 7.4%
34,630	Corporate Travel Management Ltd.	$764,236
33,141	Sonic Healthcare Ltd.	596,744
		1,360,980

	China: 38.8%
40,000	AAC Technologies Holdings Inc.	415,413
98,000	Anhui Conch Cement Co., Ltd. - H Shares	591,504
6,400	Autohome Inc.	495,424
2,600	Baidu Inc.*	594,568
610,000	China Construction Bank Corp. - H Shares	532,986
888,000	China Lesso Group Holdings Ltd.	503,646
152,000	China Merchants Bank Co., Ltd. - H Shares	617,448
640,200	China Minsheng Banking Corp. Ltd. - H Shares	475,140
220,000	Geely Automobile Holdings Ltd.	438,407
2,200	NetEase Inc. - ADR	502,150
6,000	New Oriental Education & Technology Group Inc. - ADR	444,060
11,200	Noah Holdings Ltd.*	471,968
574,000	Shenzhen Expressway Co., Ltd. - H Shares	576,321
10,500	Tencent Holdings Ltd.	433,501
		7,092,536
	Hong Kong: 3.9%
1,565,000	Li & Fung Ltd.	349,850
396,000	Sino Biopharmaceutical Ltd.	369,273
		719,123

	Malaysia: 3.2%
97,700	Public Bank Bhd	590,190

	Singapore: 3.1%
29,279	DBS Group Holdings Ltd.	558,787

	South Korea: 9.9%
56,100	Hanon Systems	639,770
6,380	KT&G Corp.	598,170
13,550	Samsung Electronics Co., Ltd.	567,408
		1,805,348
	Taiwan: 19.0%
48,000	Catcher Technology Co., Ltd.	528,215
227,000	Elite Material Co., Ltd.	639,374
3,500	Largan Precision Co., Ltd.	416,680
135,000	Novatek Microelectronics Corp.	667,638
2	Shin Zu Shing Co., Ltd.	6
26,000	St Shine Optical Co., Ltd.	571,382
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	644,794
		3,468,089

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Thailand: 9.8%
86,700	Electricity Generating PCL/Foreign	$632,690
219,200	Glow Energy PCL/Foreign	596,463
336,000	PTT PCL/Foreign	563,636
		1,792,789

	United States: 4.1%
10,500	QUALCOMM Inc.	756,315

	Total Common Stocks	18,144,157
	(cost $12,974,432)

	Total Investments in Securities	18,144,157
	(cost $12,974,432): 99.2%

	Other Assets less Liabilities: 0.8%	136,744

	Net Assets: 100.0%	$18,280,901

*	Non-income producing security.

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 102.2%	Value

	Australia: 11.1%
6,610	Corporate Travel Management Ltd.	$145,874
5,336	Janus Henderson Group PLC	145,568
7,997	JB Hi-Fi Ltd.	145,614
8,318	Sonic Healthcare Ltd.	149,776
		586,832
	China: 22.7%
12,500	AAC Technologies Holdings Inc.	129,817
176,000	China Construction Bank Corp. - H Shares	153,779
161,000	China Lilang Ltd.	150,545
36,500	China Merchants Bank Co., Ltd. - H Shares	148,269
205,680	China Minsheng Banking Corp. Ltd. - H Shares	152,650
16,000	China Mobile Ltd.	157,683
208,000	Industrial & Commercial Bank of China Ltd. - H Shares	151,981
173,600	Yangzijiang Shipbuilding Holdings Ltd.	157,466
		1,202,190
	Hong Kong: 14.3%
34,000	BOC Hong Kong Holdings Ltd.	161,567
623,000	Li & Fung Ltd.	139,269
16,000	Link REIT/The	157,479
41,000	Luk Fook Holdings International Ltd.	142,718
184,000	Pacific Textiles Holdings Ltd.	156,774
		757,807
	Malaysia: 2.8%
24,300	Public Bank Bhd	146,792

	Singapore: 8.9%
78,400	Ascendas Real Estate Investment Trust - REIT	151,403
100,100	CapitaLand Mall Trust - REIT	162,556
8,164	DBS Group Holdings Ltd.	155,809
		469,768
	South Korea: 5.9%
14,130	Hanon Systems	161,140
1,610	KT&G Corp.	150,949
		312,089

	Taiwan: 22.1%
19,000	Asustek Computer Inc.	164,281
13,000	Catcher Technology Co., Ltd.	143,058
51,000	Elite Material Co., Ltd.	143,648
58,147	Hon Hai Precision Industry Co., Ltd.	150,828
1,000	Largan Precision Co., Ltd.	119,052
31,000	Novatek Microelectronics Corp.	153,310
7,000	St Shine Optical Co., Ltd.	153,834
17,000	Taiwan Semiconductor Manufacturing Co., Ltd.	146,153
		1,174,164

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 102.2%	Value

	Thailand: 8.9%
74,400	Delta Electronics Thailand PCL/Foreign	$160,464
89,000	PTT PCL/Foreign	149,297
62,800	Tisco Financial Group PCL/Foreign	162,631
		472,392

	United States: 5.5%
3,200	Aflac Inc.	150,624
2,000	QUALCOMM Inc.	144,060
		294,684

	Total Common Stocks	5,416,718
	(cost $5,026,534)

	Total Investments in Securities	5,416,718
	(cost $5,026,534: 102.2%

	Liabilities in Excess of Other Assets: (2.2%)	(115,392)

	Net Assets: 100.0%	$5,301,326

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Appliances: 2.8%
694,000	Haier Electronics Group Co., Ltd.	$1,883,858

	Auto/Cars - Light Trucks: 2.3%
741,000	Geely Automobile Holdings Ltd.	1,476,633

	Auto/Truck Parts & Equipment: 3.2%
1,715,480	Weichai Power Co., Ltd. - H Shares	2,125,627

	Building Products: 6.5%
384,000	Anhui Conch Cement Co., Ltd. - H Shares	2,317,730
3,569,000	China Lesso Group Holdings Ltd.	2,024,227
		4,341,957
	Casino Hotels: 2.5%
257,000	Galaxy Entertainment Group Ltd.	1,629,979

	Commercial Banks: 16.8%
455,000	BOC Hong Kong Holdings Ltd.	2,162,141
2,661,670	China Construction Bank Corp. - H Shares	2,325,627
585,500	China Merchants Bank Co., Ltd. - H Shares	2,378,394
2,971,200	China Minsheng Banking Corp., Ltd.	2,205,148
2,827,330	Industrial & Commercial Bank of China Ltd. - H Shares	2,065,867
		11,137,177

	E-Commerce/Services: 2.8%
24,000	Autohome Inc.	1,857,840

	Electronic Component - Miscellaneous: 4.7%
154,500	AAC Technologies Holdings Inc.	1,604,534
10,000,000	Tongda Group Holdings Ltd.	1,469,020
		3,073,554
	Food-Confectionery: 3.0%
2,812,000	Dali Foods Group Co., Ltd.	2,022,337

	Industrial Automation: 3.6%
113,200	Hollysys Automation Technologies Ltd.	2,419,084

	Insurance: 3.6%
238,000	Ping An Insurance Group Company of China Ltd. - H Shares	2,416,984

	Internet Application Software: 2.8%
44,600	Tencent Holdings Ltd.	1,841,348

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Internet Content - Entertainment: 3.0%
8,575	NetEase Inc. - ADR	$1,957,244

	Investment Management/Advisor Services: 3.0%
48,100	Noah Holdings Ltd.*	2,026,934

	Oil Company - Exploration & Production: 4.8%
1,620,000	CNOOC Ltd.	3,207,572

	Pharmaceuticals: 4.2%
992,000	China Medical System Holdings	1,378,702
1,527,000	Sino Biopharmaceutical Ltd.	1,423,940
		2,802,642

	Public Thoroughfares: 3.3%
2,200,000	Shenzhen Expressway Co., Ltd. - H Shares	2,208,895

	Real Estate Operations/Development: 3.2%
682,000	China Overseas Land & Investments Ltd.	2,134,422

	Retail - Apparel/Shoe: 2.5%
1,790,000	China Lilang Ltd.	1,673,763

	Schools: 3.1%
27,900	New Oriental Education & Technology Group Inc. - ADR	2,064,879

	Semiconductor Component-Integrated Circut: 3.3%
30,500	QUALCOMM Inc.	2,196,915

	Shipbuilding: 4.3%
3,115,700	Yangzijiang Shipbuilding Holdings Ltd.	2,826,135

	Telecommunication Equipment: 2.9%
166,600	VTech Holdings Ltd.	1,923,859

	Textile-Products: 2.9%
2,268,000	Pacific Textiles Holdings Ltd.	1,932,407

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Web Portals: 3.4%
9,800	Baidu Inc.*	$2,241,064

	Total Common Stocks	65,423,109
	(cost $50,542,333)

	Total Investments in Securities	65,423,109
	(cost $50,542,333): 98.5%

	Other Assets less Liabilities: 1.5%	984,772

	Net Assets: 100.0%	$66,407,881

*	Non-income producing security.

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	Australia: 2.6%
14,323	Sonic Healthcare Ltd.	$257,903

	China: 5.9%
57,000	ANTA Sports Products Ltd.	273,410
33,500	Hengan International Group Co.	308,967
		582,377
	Denmark: 2.7%
5,650	Novo Nordisk A/S	266,011

	France: 5.3%
3,480	Danone SA	269,498
3,190	Schneider Electric SE	256,670
		526,168
	Germany: 3.1%
2,280	Deutsche Boerse AG	305,486

	Japan: 2.7%
10,300	Japan Tobacco Inc.	268,877

	Netherlands: 4.9%
4,030	Randstad Holding NV	215,142
7,960	Royal Dutch Shell PLC - Class A	273,331
		488,473
	South Africa: 2.8%
31,580	Vodacom Group Ltd.	281,225

	Switzerland: 5.7%
3,370	Nestle SA	280,959
1,160	Roche Holding AG	281,017
		561,976

	Taiwan: 3.0%
35,000	Taiwan Semiconductor Manufacturing Co., Ltd.	300,904

	United Kingdom: 15.8%
36,260	BAE Systems PLC	297,652
5,490	British American Tobacco PLC	256,495
6,840	Imperial Tobacco Group PLC	238,127
3,300	Reckitt Benckiser Group PLC	301,774
4,390	Unilever PLC	241,237
15,300	WPP PLC	224,248
		1,559,533

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	United States: 44.4%
2,720	AbbVie Inc.	$257,257
6,240	Aflac Inc.	293,717
4,220	Arthur J Gallagher & Co.	314,137
1,300	Broadcom Inc.	320,749
7,160	Cisco Systems Inc.	348,334
1,900	CME Group Inc.	323,399
3,350	Eaton Corp. PLC	290,545
2,100	Illinois Tool Works Inc.	296,352
1,890	Johnson & Johnson	261,141
3,810	Merck & Co., Inc.	270,281
2,650	Microsoft Corp.	303,080
3,190	Procter & Gamble Co/The	265,504
1,970	United Technologies Corp.	275,426
3,100	VF Corp.	289,695
2,990	Wal-Mart Stores Inc.	280,791
		4,390,408

	Total Common Stocks	9,789,341
	(cost $7,906,769)

	Total Investments in Securities	9,789,341
	(cost $7,906,769): 98.9%

	Other Assets less Liabilities: 1.1%	111,967

	Net Assets: 100.0%	$9,901,308

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 100.0%	Value

	Energy - Alternate Sources: 0.6%
25,300	SunPower Corp.*	$184,690

	Financials - Investment Companies: 0.4%
10,000,000	Reabold Resources PLC*†	114,048

	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares*	30,616

	Oil & Gas - Drilling: 0.4%
4,183,812	Cluff Natural Resources PLC*†	117,243

	Oil & Gas - Exploration & Production: 42.6%
15,750	Anadarko Petroleum Corp.	1,061,707
25,509	Apache Corp.	1,216,014
31,000	Canadian Natural Resources Ltd.	1,012,813
615,000	CNOOC Ltd.	1,217,690
14,600	ConocoPhillips	1,130,040
26,300	Devon Energy Corp.	1,050,422
488,710	EnQuest PLC*	263,393
238,274	JKX Oil & Gas PLC*†	114,288
37,786	Newfield Exploration Co.*	1,089,370
32,670	Noble Energy Inc.	1,018,977
44,900	Oasis Petroleum Inc.*	636,682
13,000	Occidental Petroleum Corp.	1,068,210
46,199	Ophir Energy PLC*	22,822
43,900	QEP Resources Inc.*	496,948
249,550	SOCO International PLC	281,028
165,540	Tullow Oil PlC*	568,109
20,797	Unit Corp.*	541,970
		12,790,483
	Oil & Gas - Field Services: 8.4%
23,800	Halliburton Co.	964,614
58,780	Helix Energy Solutions Group, Inc.*	580,746
16,200	Schlumberger Ltd.	986,904
		2,532,264

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 100.0%	Value

	Oil & Gas - Integrated: 40.9%
146,260	BP PLC	$1,123,415
8,900	Chevron Corp.	1,088,292
57,300	ENI SpA	1,083,212
41,970	Equinor ASA	1,183,488
253,630	Gazprom OAO - ADR	1,268,150
33,701	Imperial Oil Ltd.	1,090,622
19,058	OMV AG	1,070,740
1,409,000	PetroChina Co., Ltd. - H Shares	1,141,117
32,640	Royal Dutch Shell PLC - Class A	1,120,795
25,876	Suncor Energy, Inc.	1,001,264
16,960	Total SA	1,099,569
		12,270,664

	Oil & Gas - Pipelines and Transportation: 3.2%
30,000	Enbridge Inc.	968,700

	Oil Refining & Marketing: 3.4%
9,069	Valero Energy, Corp.	1,031,599

	Total Common Stocks	30,040,307
	(cost $30,115,701)

	Total Investments in Securities	30,040,307
	(cost $30,115,701): 100.0%

	Liabilities in Excess of Other Assets: (0.0%)	(8,092)

	Net Assets: 100.0%	$30,032,215

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

†	The Advisor has determined these securities to be Illiquid. As of September 30, 2018, the total market value of these illiquid securities represent 1.2% of net assets.

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Application Software: 3.3%
61,210	Check Point Software Technologies Ltd.*	$7,202,581

	Athletic Footwear: 3.5%
89,690	NIKE Inc.	7,598,537

	Cable/Satellite TV: 3.2%
196,070	Comcast Corp. - Class A	6,942,839

	Commercial Services: 3.4%
85,310	Paypal Holdings, Inc.*	7,493,630

	Computers: 3.3%
93,870	Cognizant Technology Solutions Corp. - A Shares	7,242,070

	Diversified Manufacturing Operations: 9.8%
67,010	Danaher Corp.	7,281,307
82,850	Eaton Corp. PLC	7,185,580
55,370	Siemens AG	7,093,468
		21,560,355
	Electronic Components - Miscelanous: 3.3%
693,500	AAC Technologies Holdings Inc.	7,202,227

	Electronic Components - Semiconductor: 9.8%
262,000	Infineon Technologies AG	5,953,101
28,015	NVIDIA Corp.	7,872,775
7,240	Samsung Electronics Co., Ltd. - GDR	7,580,280
		21,406,156
	Enterprise Software/Services: 3.6%
64,020	SAP SE	7,879,028

	Finance - Other Services: 3.4%
98,650	Intercontinental Exchange, Inc.	7,387,898

	Industrial Automation/Robot: 3.3%
38,400	FANUC Corp.	7,239,289

	Internet Application Software: 3.3%
177,200	Tencent Holdings Ltd.	7,315,851

	Internet Content: 3.4%
45,690	Facebook Inc.*	7,514,177

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Machinery - Electric Utility: 3.4%
310,600	ABB Ltd.	$7,339,325

	Machinery: 3.4%
25,050	Roper Industries, Inc.	7,420,061

	Metal Processors & Fabricators: 3.4%
684,000	Catcher Technology Co., Ltd.	7,527,069

	Networking Products: 3.6%
162,205	Cisco Systems Inc.	7,891,273

	Power Conversion/Supply Equipment: 3.2%
87,900	Schneider Electric SE	7,072,504

	Retail - Apparel: 3.1%
1,430,000	ANTA Sports Products Ltd.	6,859,236

	Rubber-Tires: 3.3%
41,850	Continental AG	7,286,065

	Schools: 3.0%
87,500	New Oriental Education & Technology Group Inc. - ADR	6,475,875

	Semiconductor: 8.8%
173,550	Applied Materials Inc.	6,707,708
68,400	KLA-Tencor Corp.	6,956,964
36,900	Lam Research Corp.	5,597,730
		19,262,402

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Web Portals: 6.7%
6,080	Alphabet Inc. - A Shares*	$7,339,046
32,000	Baidu Inc.*	7,317,760
		14,656,806

	Total Common Stocks	215,775,254
	(cost $163,438,735)

	Total Investments in Securities	215,775,254
	(cost $163,438,735): 98.5%

	Other Assets less Liabilities: 1.5%	3,279,591

	Net Assets: 100.0%	$219,054,845

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2018 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 101.2%	Value

	Auto-Cars/Light Trucks: 10.6%
1,000,000	BMW Finance NV, 4.250%, 10/18/20	$145,069
1,000,000	Daimler International Finance BV, 4.800%, 04/09/21	147,033
		292,102

	Commercial Banks Non-US: 26.3%
1,000,000	Australia & New Zealand Banking Group Ltd., 4.750%, 01/30/25	143,523
1,000,000	Commonwealth Bank of Australia, 4.200%, 10/26/20	145,343
1,000,000	Commonwealth Bank of Australia, 5.150%, 03/11/25	146,374
2,000,000	National Bank of Canada, 4.300%, 10/11/20	291,591
		726,831
	Computers: 5.2%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	144,487

	Export/Import Bank: 5.1%
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	141,907

	Finance - Leasing Company: 10.5%
1,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	145,465
1,000,000	Far East Horizon Ltd., 4.900%, 02/27/21	144,824
		290,289

	Oil Company - Integrated: 5.3%
1,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	145,003

	Real Estate Operator/Developer: 16.0%
1,000,000	Franshion Brilliant Ltd., 5.200%, 03/08/21	145,698
1,000,000	Long Profit Group Ltd. Via Ocean Wealth II Ltd., 6.500%, 02/27/20	149,143
1,000,000	Shui On Development Holding Ltd., 6.880%, 03/02/21	145,393
		440,234
	Special Purpose Banks: 5.3%
1,000,000	The Korea Development Bank, 4.500%, 11/10/20	145,391

	Supranational Banks: 16.9%
1,000,000	Arab Petroleum Investments Corp, 4.700%, 03/13/21	146,130
500,000	Asian Development Bank, 2.850%, 10/21/20	70,973
1,000,000	Central American Bank for Economic Integration, 4.200%, 09/21/21	144,978
710,000	International Finance Corp., 3.100%, 09/24/19	102,816
		464,897

	Total Corporate Bonds	2,791,141
	(cost $3,023,277)

	Total Investments in Securities	2,791,141
	(cost $3,023,277): 101.2%

	Liabilities in Excess of Other Assets: (1.2%)	(32,059)

	Net Assets: 100.0%	$2,759,082

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service provider, approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 3 – Federal Income Tax Information

At September 30, 2018, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$11,798,785	$12,974,432	$5,026,534	$50,542,333
Gross unrealized appreciation	508,932	6,065,507	721,648	18,453,361
Gross unrealized depreciation	(3,164,073)	(895,782)	(331,464)	(3,572,585)
Net unrealized appreciation (depreciation) on investments	(2,655,141)	5,169,725	390,184	14,880,776

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$7,906,769	$30,115,701	$165,950,674	$3,023,277
Gross unrealized appreciation	2,247,384	5,822,987	55,528,597	748
Gross unrealized depreciation	(364,812)	(5,898,381)	(5,704,017)	(232,884)
Net unrealized appreciation (depreciation) on investments	1,882,572	(75,394)	49,824,580	(232,136)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Basic Materials	$630,017	$-	$-	$630,017
Energy	3,951,967	-	-	3,951,967
Industrial	3,408,826	-	-	3,408,826
Utilities	1,152,834	-	-	1,152,834
Total Investments, at Value	9,143,644	-	-	9,143,644
Total Assets	$9,143,644	$-	$-	$9,143,644

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$1,523,493	$-	$-	$1,523,493
Consumer, Cyclical	2,192,263	-	-	2,192,263
Consumer, Non-cyclical	3,155,949	-	-	3,155,949
Energy	563,636	-	-	563,636
Financial	3,246,518	-	-	3,246,518
Industrial	3,094,839	-	-	3,094,839
Technology	3,138,306	-	-	3,138,306
Utilities	1,229,153	-	-	1,229,153
Total Investments, at Value	18,144,157	-	-	18,144,157
Total Assets	$18,144,157	$-	$-	$18,144,157

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$157,683	$-	$-	$157,683
Consumer, Cyclical	1,041,934	-	-	1,041,934
Consumer, Non-cyclical	454,558	-	-	454,558
Energy	149,297	-	-	149,297
Financial	2,001,109	-	-	2,001,109
Industrial	1,004,333	-	-	1,004,333
Technology	607,804	-	-	607,804
Total Investments, at Value	5,416,718	-	-	5,416,718
Total Assets	$5,416,718	$-	$-	$5,416,718

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$5,940,252	$-	$-	$5,940,252
Consumer, Cyclical	12,646,127	-	-	12,646,127
Consumer, Non-cyclical	9,098,752	-	-	9,098,752
Energy	3,207,573	-	-	3,207,573
Financial	17,715,517	-	-	17,715,517
Industrial	12,660,729	-	-	12,660,729
Technology	4,154,159	-	-	4,154,159
Total Investments, at Value	65,423,109	-	-	65,423,109
Total Assets	$65,423,109	$-	$-	$65,423,109

Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$853,807	$-	$-	$853,807
Consumer, Cyclical	843,896	-	-	843,896
Consumer, Non-cyclical	4,240,190	-	-	4,240,190
Energy	273,331	-	-	273,331
Financial	1,236,739	-	-	1,236,739
Industrial	1,416,645	-	-	1,416,645
Technology	924,733	-	-	924,733
Total Investments, at Value	9,789,341	-	-	9,789,341
Total Assets	$9,789,341	$-	$-	$9,789,341

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$29,710,954	$-	$-	$29,710,954
Energy	114,047	-	-	114,047
Industrial	215,306	-	-	215,306
Total Investments, at Value	30,040,307	-	-	30,040,307
Total Assets	$30,040,307	$-	$-	$30,040,307

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at Value
Common Stocks[1]
Communications	$44,320,946	$-	$-	$44,320,946
Consumer, Cyclical	21,743,838	-	-	21,743,838
Consumer, Non-cyclical	21,250,812	-	-	21,250,812
Financial	7,387,899	-	-	7,387,899
Industrial	58,079,523	-	-	58,079,523
Technology	62,992,236	-	-	62,992,236
Total Investments, at Value	215,775,254	-	-	215,775,254
Total Assets	$215,775,254	$-	$-	$215,775,254

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3*	Total
Investments, at value
Corporate Bonds:
Consumer Cyclical	$-	$292,101	$-	$292,101
Energy	-	145,003	-	145,003
Financials	-	1,602,745	-	1,602,745
Government	-	606,805	-	606,805
Technology	-	144,487	-	144,487
Total Investments, at Value	-	2,791,141	-	2,791,141
Total Assets	$-	$2,791,141	$-	$2,791,141

*	The Funds did not hold any Level 3 securities at period end.
[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

GUINNESS ATKINSONTM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Significant movements were deemed to have occurred at December 31, 2017 and therefore such securities were classified as Level 2. As a result, securities still held by the Funds transferred from Level 2 to Level 1.

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund

Transfers into Level 1	$5,155,875	$13,525,246	$4,829,368	$48,636,813
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$5,155,875	$13,525,246	$4,829,368	$48,636,813

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund

Transfers into Level 1	$4,817,069	$9,254,036	$71,692,266	$-
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$4,817,069	$9,254,036	$71,692,266	$-

There were no securities transferred between Level 2 and Level 1 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18